Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Number of RSUs
Granted	812,187
Vested	(107,582)
Forfeited	(18,762)
Unvested, ending balance	685,843
Weighted-average grant date fair value
Granted	$ 10.27
Vested	$ 11.01
Forfeited	$ 11.31
Unvested, ending balance	$ 10.12
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2012	9 years 4 months 24 days
Aggregated intrinsic value
Unvested, December 31, 2012	$ 1,098